UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

This report on Form N-Q relates solely to the Registrant's Mid Cap Portfolio series (a "Fund").

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2015

1.799869.111

VIPMID-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 1.2%
Delphi Automotive PLC	221,361	$ 17,651,326
Gentex Corp.	2,504,192	45,826,714
Johnson Controls, Inc.	252,400	12,731,056
Modine Manufacturing Co. (a)	25,399	342,125
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	295,486
Tenneco, Inc. (a)	224,176	12,872,186
Visteon Corp. (a)	231,422	22,309,081
		112,027,974
Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc.	211,800	7,148,250
Hotels, Restaurants & Leisure - 2.9%
Brinker International, Inc.	652,167	40,147,401
DineEquity, Inc.	484,200	51,814,242
Jubilant Foodworks Ltd. (a)	75,070	1,781,997
Las Vegas Sands Corp.	432,188	23,787,628
Panera Bread Co. Class A (a)	98,800	15,807,506
Texas Roadhouse, Inc. Class A	1,080,100	39,348,043
The Cheesecake Factory, Inc.	23,031	1,136,119
Wyndham Worldwide Corp.	1,056,700	95,599,649
		269,422,585
Household Durables - 3.7%
Garmin Ltd. (d)	134,200	6,377,184
Harman International Industries, Inc.	149,705	20,005,079
Jarden Corp. (a)	1,472,750	77,908,475
Lennar Corp. Class A	1,557,300	80,683,713
NVR, Inc. (a)	50,767	67,452,082
PulteGroup, Inc.	2,564,800	57,015,504
Whirlpool Corp. (d)	169,799	34,309,586
		343,751,623
Leisure Products - 1.3%
Brunswick Corp.	526,100	27,067,845
Polaris Industries, Inc.	657,119	92,719,491
		119,787,336
Media - 0.9%
Interpublic Group of Companies, Inc.	2,225,885	49,236,576
Naspers Ltd. Class N	62,400	9,620,579
Time Warner Cable, Inc.	173,900	26,064,132
		84,921,287
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	1,159,600	94,095,742
Specialty Retail - 2.9%
AutoZone, Inc. (a)	48,600	33,152,976
Dick's Sporting Goods, Inc.	535,500	30,518,145
Foot Locker, Inc.	729,087	45,932,481
GNC Holdings, Inc.	518,700	25,452,609
L Brands, Inc.	131,500	12,399,135
Signet Jewelers Ltd.	347,143	48,179,977
TJX Companies, Inc.	594,200	41,623,710

	Shares	Value
Urban Outfitters, Inc. (a)	400,400	$ 18,278,260
Williams-Sonoma, Inc.	157,900	12,586,209
		268,123,502
Textiles, Apparel & Luxury Goods - 3.5%
Deckers Outdoor Corp. (a)	617,800	45,019,086
G-III Apparel Group Ltd. (a)	848,483	95,581,610
Hanesbrands, Inc.	2,823,200	94,605,432
Page Industries Ltd.	21,178	4,669,302
PVH Corp.	327,000	34,845,120
Ralph Lauren Corp.	261,800	34,426,700
VF Corp.	212,776	16,024,161
		325,171,411
TOTAL CONSUMER DISCRETIONARY		1,624,449,710
CONSUMER STAPLES - 2.7%
Beverages - 0.7%
C&C Group PLC	1,417,668	5,815,386
Dr. Pepper Snapple Group, Inc.	805,825	63,241,146
		69,056,532
Food & Staples Retailing - 1.3%
CVS Health Corp.	650,647	67,153,277
Kroger Co.	643,700	49,346,042
		116,499,319
Food Products - 0.7%
Archer Daniels Midland Co.	404,454	19,171,120
Britannia Industries Ltd. (a)	16,320	565,647
Bunge Ltd.	509,788	41,986,140
Ingredion, Inc.	92,005	7,159,829
		68,882,736
TOTAL CONSUMER STAPLES		254,438,587
ENERGY - 3.2%
Energy Equipment & Services - 1.2%
Baker Hughes, Inc.	276,781	17,597,736
Dril-Quip, Inc. (a)	476,300	32,574,157
Halliburton Co.	809,600	35,525,248
Oceaneering International, Inc.	565,700	30,508,201
		116,205,342
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.	365,696	22,062,440
Chesapeake Energy Corp. (d)	666,500	9,437,640
Cimarex Energy Co.	330,252	38,008,703
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	54,903	3,623,598
EOG Resources, Inc.	121,900	11,177,011
Newfield Exploration Co. (a)	606,500	21,282,085
Phillips 66 Co.	236,685	18,603,441
Suncor Energy, Inc.	1,799,000	52,568,781
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Tankers Ltd.	85,400	$ 490,196
Western Refining, Inc.	148,200	7,319,598
		184,573,494
TOTAL ENERGY		300,778,836
FINANCIALS - 15.8%
Banks - 3.7%
Boston Private Financial Holdings, Inc.	1,721,716	20,918,849
CIT Group, Inc.	238,800	10,774,656
Comerica, Inc.	649,429	29,308,731
Commerce Bancshares, Inc.	739,180	31,282,098
First Citizen Bancshares, Inc.	44,300	11,504,267
First Commonwealth Financial Corp.	1,162,500	10,462,500
First Republic Bank	236,100	13,478,949
Hilltop Holdings, Inc. (a)	76,100	1,479,384
Huntington Bancshares, Inc.	4,655,816	51,446,767
Investors Bancorp, Inc.	2,106,700	24,690,524
Lakeland Financial Corp.	549,346	22,292,461
M&T Bank Corp.	108,700	13,804,900
PacWest Bancorp	252,293	11,830,019
Prosperity Bancshares, Inc.	140,000	7,347,200
Regions Financial Corp.	1,400,400	13,233,780
SunTrust Banks, Inc.	910,465	37,411,007
UMB Financial Corp.	496,000	26,233,440
		337,499,532
Capital Markets - 3.1%
Ameriprise Financial, Inc.	578,413	75,679,557
E*TRADE Financial Corp. (a)	156,600	4,471,713
Invesco Ltd.	1,276,000	50,644,440
Lazard Ltd. Class A	927,645	48,784,851
Raymond James Financial, Inc.	718,595	40,801,824
The Blackstone Group LP	1,349,535	52,483,416
Virtus Investment Partners, Inc.	125,600	16,424,712
		289,290,513
Consumer Finance - 1.2%
American Express Co.	180,789	14,123,237
Capital One Financial Corp.	268,600	21,171,052
SLM Corp.	6,635,600	61,578,368
Springleaf Holdings, Inc. (a)	304,600	15,769,142
		112,641,799
Diversified Financial Services - 1.1%
CRISIL Ltd.	84,555	2,729,241
McGraw Hill Financial, Inc.	824,430	85,246,062
Moody's Corp.	166,800	17,313,840
		105,289,143
Insurance - 3.8%
AFLAC, Inc.	739,600	47,341,796
Bajaj Finserv Ltd. (a)	58,922	1,338,317

	Shares	Value
Fidelity & Guaranty Life	264,719	$ 5,612,043
First American Financial Corp.	1,147,200	40,932,096
Hiscox Ltd.	1,733,160	21,878,951
Marsh & McLennan Companies, Inc.	1,175,484	65,932,898
Primerica, Inc.	551,820	28,087,638
Principal Financial Group, Inc.	1,134,000	58,253,580
Reinsurance Group of America, Inc.	660,458	61,548,081
The Chubb Corp.	184,900	18,693,390
		349,618,790
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	349,209	7,284,500
American Realty Capital Properties, Inc.	549,100	5,408,635
Digital Realty Trust, Inc.	110,300	7,275,388
Mid-America Apartment Communities, Inc.	120,500	9,311,035
SL Green Realty Corp.	8,300	1,065,554
		30,345,112
Real Estate Management & Development - 2.2%
CBRE Group, Inc. (a)	2,651,323	102,632,713
Jones Lang LaSalle, Inc.	569,460	97,035,984
		199,668,697
Thrifts & Mortgage Finance - 0.4%
Beneficial Bancorp, Inc. (a)	363,662	4,105,744
Housing Development Finance Corp. Ltd.	349,130	7,375,769
Ladder Capital Corp. Class A	1,434,999	26,561,831
		38,043,344
TOTAL FINANCIALS		1,462,396,930
HEALTH CARE - 14.1%
Biotechnology - 0.3%
United Therapeutics Corp. (a)	147,100	25,365,189
Health Care Equipment & Supplies - 3.8%
Boston Scientific Corp. (a)	4,688,403	83,219,153
DENTSPLY International, Inc.	899,600	45,780,644
Hologic, Inc. (a)	2,180,424	72,008,503
Steris Corp. (d)	1,292,700	90,838,029
Zimmer Holdings, Inc.	481,700	56,609,384
		348,455,713
Health Care Providers & Services - 5.2%
Cardinal Health, Inc.	1,283,147	115,829,680
Catamaran Corp. (a)	348,700	20,758,738
Community Health Systems, Inc. (a)	568,600	29,726,408
DaVita HealthCare Partners, Inc. (a)	851,100	69,177,408
HCA Holdings, Inc. (a)	852,435	64,128,685
McKesson Corp.	414,150	93,680,730
Molina Healthcare, Inc. (a)	112,800	7,590,312
Omnicare, Inc.	1,063,722	81,970,417
		482,862,378
Health Care Technology - 0.5%
MedAssets, Inc. (a)	2,581,900	48,591,358
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	678,206	$ 28,179,459
Bruker Corp. (a)	573,400	10,590,698
Thermo Fisher Scientific, Inc.	604,013	81,143,106
		119,913,263
Pharmaceuticals - 3.0%
Actavis PLC (a)	251,245	74,775,537
Jazz Pharmaceuticals PLC (a)	386,171	66,726,487
Mallinckrodt PLC (a)	548,950	69,524,518
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,139,156	70,969,419
		281,995,961
TOTAL HEALTH CARE		1,307,183,862
INDUSTRIALS - 16.6%
Aerospace & Defense - 2.8%
Curtiss-Wright Corp.	754,548	55,791,279
Esterline Technologies Corp. (a)	261,148	29,880,554
Huntington Ingalls Industries, Inc.	238,200	33,383,730
Rockwell Collins, Inc.	332,283	32,081,924
Textron, Inc.	2,518,581	111,648,696
		262,786,183
Air Freight & Logistics - 1.0%
FedEx Corp.	574,811	95,102,480
Airlines - 1.7%
Allegiant Travel Co.	23,400	4,499,586
Southwest Airlines Co.	927,500	41,088,250
Spirit Airlines, Inc. (a)	1,470,413	113,751,150
		159,338,986
Building Products - 0.4%
A.O. Smith Corp.	206,400	13,552,224
Apogee Enterprises, Inc.	147,171	6,357,787
Lennox International, Inc.	122,756	13,710,618
		33,620,629
Commercial Services & Supplies - 0.7%
Copart, Inc. (a)	110,300	4,143,971
G&K Services, Inc. Class A	201,600	14,622,048
Herman Miller, Inc.	301,500	8,369,640
HNI Corp.	207,677	11,457,540
KAR Auction Services, Inc.	270,882	10,274,554
Republic Services, Inc.	392,313	15,912,215
		64,779,968
Construction & Engineering - 1.4%
EMCOR Group, Inc.	1,130,228	52,521,695
Granite Construction, Inc.	20,236	711,093
Jacobs Engineering Group, Inc. (a)	988,955	44,661,208
Quanta Services, Inc. (a)	1,046,521	29,857,244
		127,751,240

	Shares	Value
Electrical Equipment - 0.1%
AMETEK, Inc.	184,200	$ 9,677,868
Industrial Conglomerates - 0.5%
Roper Industries, Inc.	269,936	46,428,992
Machinery - 5.0%
AGCO Corp. (d)	746,700	35,572,788
Caterpillar, Inc.	395,765	31,673,073
Colfax Corp. (a)	192,100	9,168,933
Cummins, Inc.	303,775	42,115,366
Deere & Co.	365,300	32,033,157
IDEX Corp.	17,400	1,319,442
Illinois Tool Works, Inc.	516,467	50,169,604
Ingersoll-Rand PLC	568,745	38,720,160
Manitowoc Co., Inc.	876,579	18,899,043
Mueller Industries, Inc.	715,004	25,833,095
Rexnord Corp. (a)	1,084,534	28,946,212
Snap-On, Inc.	577,300	84,897,738
Stanley Black & Decker, Inc.	50,100	4,777,536
Valmont Industries, Inc.	167,381	20,567,777
Wabtec Corp.	115,860	11,007,859
Woodward, Inc.	529,407	27,005,051
		462,706,834
Professional Services - 0.9%
Corporate Executive Board Co.	190,700	15,229,302
Dun & Bradstreet Corp.	521,905	66,991,726
		82,221,028
Road & Rail - 1.7%
ArcBest Corp.	527,600	19,990,764
Con-way, Inc.	1,591,565	70,235,763
CSX Corp.	651,600	21,580,992
J.B. Hunt Transport Services, Inc.	40,800	3,484,116
Saia, Inc. (a)	807,505	35,772,472
Swift Transporation Co. (a)	229,578	5,973,620
		157,037,727
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	585,184	22,084,844
GATX Corp.	61,147	3,545,303
Misumi Group, Inc.	256,600	10,341,317
		35,971,464
TOTAL INDUSTRIALS		1,537,423,399
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 1.5%
Aruba Networks, Inc. (a)	416,400	10,197,636
Brocade Communications Systems, Inc.	862,503	10,233,598
CommScope Holding Co., Inc. (a)	1,144,190	32,655,183
F5 Networks, Inc. (a)	596,854	68,602,399
Juniper Networks, Inc.	315,362	7,120,874
Nokia Corp. sponsored ADR	1,623,000	12,302,340
		141,112,030
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.7%
Arrow Electronics, Inc. (a)	684,180	$ 41,837,607
Avnet, Inc.	822,930	36,620,385
Belden, Inc.	319,000	29,845,640
CDW Corp.	2,134,020	79,470,905
Jabil Circuit, Inc.	298,200	6,971,916
Keysight Technologies, Inc. (a)	362,953	13,483,704
Methode Electronics, Inc. Class A	768,700	36,159,648
TE Connectivity Ltd.	873,766	62,579,121
Trimble Navigation Ltd. (a)	1,549,900	39,057,480
		346,026,406
Internet Software & Services - 0.5%
Google, Inc. Class C (a)	65,970	36,151,560
Tencent Holdings Ltd.	545,300	10,355,202
		46,506,762
IT Services - 9.1%
Alliance Data Systems Corp. (a)	251,490	74,503,913
Blackhawk Network Holdings, Inc. (a)	282,294	10,035,552
Broadridge Financial Solutions, Inc.	344,203	18,934,607
Cognizant Technology Solutions Corp. Class A (a)	30,900	1,927,851
Euronet Worldwide, Inc. (a)	1,292,277	75,921,274
EVERTEC, Inc.	1,010,593	22,091,563
Fidelity National Information Services, Inc.	1,409,477	95,929,005
Fiserv, Inc. (a)	970,514	77,058,812
FleetCor Technologies, Inc. (a)	384,740	58,064,961
Genpact Ltd. (a)	2,931,288	68,152,446
Global Payments, Inc.	1,332,788	122,190,004
Maximus, Inc.	437,900	29,234,204
The Western Union Co.	1,456,348	30,306,602
Total System Services, Inc.	2,333,810	89,034,852
Visa, Inc. Class A	410,000	26,818,100
Xerox Corp.	3,082,749	39,613,325
		839,817,071
Semiconductors & Semiconductor Equipment - 6.9%
Altera Corp.	1,068,000	45,827,880
Atmel Corp.	6,201,033	51,034,502
Broadcom Corp. Class A	1,313,300	56,859,324
Cypress Semiconductor Corp.	576,400	8,133,004
Freescale Semiconductor, Inc. (a)	2,940,418	119,851,438
Intersil Corp. Class A	817,100	11,700,872
Microchip Technology, Inc. (d)	246,029	12,030,818
NVIDIA Corp.	2,089,433	43,721,386
NXP Semiconductors NV (a)	1,308,223	131,293,247
PMC-Sierra, Inc. (a)	7,059,850	65,515,408
Qorvo, Inc. (a)	831,500	66,270,550
Semtech Corp. (a)	929,800	24,774,521
		637,012,950
Software - 3.2%
Activision Blizzard, Inc.	1,350,700	30,694,658

	Shares	Value
Cadence Design Systems, Inc. (a)(d)	3,077,700	$ 56,752,788
Electronic Arts, Inc. (a)	1,665,790	97,973,439
Intuit, Inc.	230,497	22,348,989
Parametric Technology Corp. (a)	950,741	34,388,302
Rovi Corp. (a)	452,397	8,238,149
Synopsys, Inc. (a)	1,036,549	48,012,950
		298,409,275
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	1,525,939	39,003,001
Super Micro Computer, Inc. (a)	1,184,009	39,320,939
		78,323,940
TOTAL INFORMATION TECHNOLOGY		2,387,208,434
MATERIALS - 3.7%
Chemicals - 2.8%
Albemarle Corp. U.S.	550,856	29,107,231
Ashland, Inc.	85,526	10,888,315
Cytec Industries, Inc.	1,454,266	78,588,535
Eastman Chemical Co.	559,500	38,750,970
Ferro Corp. (a)	1,638,609	20,564,543
Methanex Corp.	253,800	13,588,234
PolyOne Corp.	966,160	36,086,076
Potash Corp. of Saskatchewan, Inc. (d)	266,600	8,594,432
Praxair, Inc.	212,400	25,645,176
		261,813,512
Containers & Packaging - 0.1%
Aptargroup, Inc.	188,330	11,962,722
Metals & Mining - 0.4%
B2Gold Corp. (a)	6,375,000	9,513,047
Constellium NV (a)	1,033,264	20,995,924
New Gold, Inc. (a)	2,025,320	6,796,108
		37,305,079
Paper & Forest Products - 0.4%
Boise Cascade Co. (a)	853,764	31,981,999
TOTAL MATERIALS		343,063,312
UTILITIES - 0.6%
Electric Utilities - 0.4%
Exelon Corp.	999,300	33,586,473
OGE Energy Corp.	293,000	9,261,730
		42,848,203
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. (a)	228,800	7,191,184
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.1%
CMS Energy Corp.	159,419	$ 5,565,317
NiSource, Inc.	88,221	3,895,839
		9,461,156
TOTAL UTILITIES		59,500,543
TOTAL COMMON STOCKS (Cost $7,374,868,220)		9,276,443,613
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Capital Markets - 0.1%
GMAC Capital Trust I Series 2, 8.125% (Cost $8,287,786)	402,766	10,572,608
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	474	$ 474
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	55,574,425	55,574,425
TOTAL MONEY MARKET FUNDS (Cost $55,574,899)		55,574,899
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $7,438,730,905)		9,342,591,120
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(58,819,633)
NET ASSETS - 100%		$ 9,283,771,487
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,269
Fidelity Securities Lending Cash Central Fund	76,768
Total	$ 78,037
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,624,449,710	$ 1,624,154,224	$ -	$ 295,486
Consumer Staples	254,438,587	254,438,587	-	-
Energy	300,778,836	300,778,835	1	-
Financials	1,472,969,538	1,472,969,538	-	-
Health Care	1,307,183,862	1,307,183,862	-	-
Industrials	1,537,423,399	1,527,082,082	10,341,317	-
Information Technology	2,387,208,434	2,376,853,232	10,355,202	-
Materials	343,063,312	343,063,312	-	-
Utilities	59,500,543	59,500,543	-	-
Money Market Funds	55,574,899	55,574,899	-	-
Total Investments in Securities:	$ 9,342,591,120	$ 9,321,599,114	$ 20,696,520	$ 295,486
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $7,460,407,044. Net unrealized appreciation aggregated $1,882,184,076, of which $2,115,606,878 related to appreciated investment securities and $233,422,802 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 29, 2015